Risk management (Tables)	12 Months Ended
Dec. 31, 2021
Risk Management
Schedule of statement of financial position

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Derivatives not designated for hedge accounting
Future contracts - total (*)	(1,308)	(240)	(1)	(10)
Long position/Crude oil and oil products	1,380	3,927	-	-	2022
Short position/Crude oil and oil products	(2,688)	(4,167)	-	-	2022
SWAP (**)					−
Short call/Soybean oil (**)	(11)	−	−	-	2022
Forward contracts
Long position/Foreign currency forwards (GPD/USD) (***)	−	GBP 354	-	23	2021
Swap
Foreign currency / Cross-currency Swap (***)	GBP 583	GBP 615	23	44	2026
Foreign currency / Cross-currency Swap (***)	GBP 442	GBP 600	(50)	(26)	2034
Swap - IPCA	3,008	R$ 3,008	(1)	47	2029/2034
Foreign currency / Cross-currency Swap (***)	US$ 729	US$ 729	(221)	(244)	2024/2029
Total recognized in the Statement of Financial Position			(250)	(166)
(*) Notional value in thousands of bbl.
(**) Notional value in thousands of tons.
(***) Amounts in US$ million.

Schedule of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument

	Gains/ (losses) recognized in the statement of income
	2021	2020	2019
Commodity derivatives
Crude oil - 36.2 (a)	−	(502)	(216)
Gasoline - 36.2 (b)	−	−	11
Diesel - 29.2 (b)	−	−	(12)
Other commodity derivative transactions - 29.2 (b)	(79)	194	(153)
Recognized in Other Income and Expenses	(79)	(308)	(370)
Currency derivatives
Swap Pounds Sterling x Dollar - 36.3 (b)	(85)	11	(18)
NDF – Euro x Dollar - 36.3 (b)	−	(23)	(153)
NDF – Pounds Sterling x Dollar - 36.3 (b)	9	20	(8)
Swap CDI x Dollar - 36.3 (c)	(3)	(284)	7
Others	1	(2)	6
	(78)	(278)	(166)
Interest rate derivatives
Swap - CDI X IPCA	(41)	(36)	6
	(41)	(36)	6
Cash flow hedge on exports (*)	(4,585)	(4,720)	(3,136)
Recognized in Net finance income (expense)	(4,704)	(5,034)	(3,296)
Total	(4,783)	(5,342)	(3,666)
(*) As presented in note 29.3

Schedule of guarantees given as collateral
	Guarantees given as collateral
	12.31.2021	12.31.2020
Commodity derivatives	15	13
Currency derivatives	27	78
Total	42	91

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of December 31, 2021 is set out as follows:

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of December 31, 2021 is set out as follows:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(23)	-47
Future and forward contracts	Soybean oil - price changes	-	(8)	-17
Non-deliverable forwards (NDF)	Foreign currency - depreciation BRL x USD	-	(8)	(16)
		−	(39)	(80)
(*) The probable scenario was computed based on the fair value of oil and oil products prices at December 31, 2021. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

The carrying amounts, the fair value as of December 31, 2021, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.5805 exchange rate are set out below:

The carrying amounts, the fair value as of December 31, 2021, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.5805 exchange rate are set out below:

			Present value of hedging instrument notional value at 12.31.2021
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2022 to December 2031	72,640	405,370

Schedule of hedging instrument notional value

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of January 1, 2021	61,502	319,608
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	40,924	224,721
Exports affecting the statement of income	(14,354)	(77,269)
Principal repayments / amortization	(15,432)	(83,366)
Foreign exchange variation	-	21,676
Amounts designated as of December 31, 2021	72,640	405,370
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2021	84,083	469,225

Schedule of cumulative foreign exchange losses recognized

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of December 31, 2021 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at January 1,2020	(20,517)	6,977	(13,540)
Recognized in Other comprehensive income	(21,460)	7,296	(14,164)
Reclassified to the statement of income - occurred exports	4,172	(1,419)	2,753
Reclassified to the statement of income - exports no longer expected or not occurred	548	(187)	361
Balance at December 31, 2020	(37,257)	12,667	(24,590)
Recognized in Other comprehensive income	(3,949)	1,343	(2,606)
Reclassified to the statement of income - occurred exports	4,585	(1,557)	3,028
Balance at December 31, 2021	(36,621)	12,453	(24,168)

Schedule of reclassification of cumulative foreign exchange losses recognized

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of December 31, 2021 is set out below:

	2022	2023	2024	2025	2026	2027	2028 a 2031	Total
Expected realization	(8,460)	(6,908)	(5,390)	(3,824)	(3,384)	(3,475)	(5,180)	(36,621)

A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts shown in the following table:

Changes in future interest rate curves (CDI) may have an impact on the Company's results, due to the market value of these swap contracts. The parallel shock was estimated from the average term of swap contracts (25% of the future interest rate). A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts shown in the following table:

Sensitivity Analysis	Result
Parallel increase of 300 basis points	(7)
Parallel reduction of 300 basis points	21

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Financial Instruments	Exposure at 12.31.2021	Risk	Probable Scenario (*)	Reasonably possible Scenario (**)	Remote Scenario (**)
Assets	4,487		−	1,122	2,243
Liabilities	(92,548)	Dollar/Real	8	(23,137)	(46,274)
Exchange rate - Cross currency swap	(539)		−	(135)	(270)
Cash flow hedge on exports	72,641		(6)	18,160	36,320
	(15,959)		2	(3,990)	(7,981)
Assets	2	Euro/Real	−	1	1
Liabilities	(18)		−	(5)	(9)
	(16)		−	(4)	(8)
Assets	1,247	Euro/Dollar	(14)	312	624
Liabilities	(2,472)		27	(618)	(1,236)
	(1,225)		13	(306)	(612)
Assets	2	Pound/Real	−	1	1
Liabilities	(22)		−	(6)	(11)
	(20)		−	(5)	(10)
Assets	1,909	Pound/Dollar	(1)	477	955
Liabilities	(3,685)		2	(921)	(1,843)
Derivative - cross currency swap	1,381		(1)	345	691
	(395)		−	(99)	(197)
Total at December 31, 2021	(17,615)		15	(4,404)	(8,808)
(*)	At December 31, 2021, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 0% depreciation of the Real; Euro x U.S. Dollar: a 1.1% depreciation of the Euro; Pounds Sterling x U.S. Dollar: a 0.5% depreciation of the Pounds Sterling; Real x Euro: a 1.1% depreciation of the Real; and Real x Pounds Sterling - a 0.1% depreciation of the Real. Source: Focus and Thomson Reuters.
(**)	Reasonably possible and remote scenarios consider 25% and 50% change in the foreign exchange rates prevailing on December 31, 2021, respectively.

Schedule of interest rate risk management

Risk	Probable Scenario (*)	Reasonably possible Scenario (*)	Remote Scenario (*)
LIBOR 1M	−	−	−
LIBOR 3M	2	3	3
LIBOR 6M	333	376	419
CDI	128	160	192
TJLP	57	71	85
IPCA	82	102	122
	602	712	821
(*)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.

Credit quality of cash and cash equivalents, as well as marketable securities

Credit quality of cash and cash equivalents, as well as marketable securities is based on external credit ratings provided by Standard & Poor’s, Moody’s and Fitch. The credit quality of those financial assets, that are neither past due nor considered to be credit impaired, are set out below:

	Cash and cash equivalents		Marketable securities

	12.31.2021	12.31.2020	12.31.2021	12.31.2020
AA	1,152	1,995	−	−
A	1,145	2,363	−	−
BBB	2,308	168	−	−
BB	3,672	4,154	−	−
AAA.br	530	673	694	652
AA.br	1,639	1,960	−	43
Other ratings	21	398	−	8
	10,467	11,711	694	703